Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Line Items]
Valuation allowance	$ 25,348	$ 70,279
Reduction in valuation allowance	$ 45,000
US NOL Carryforwards Generated Prior to December 31 2017 [Member]
Income Taxes [Line Items]
Tax credit carryforward, limitations on use	20 years
US NOL Carryforwards Generated After December 31 2018 [Member]
Income Taxes [Line Items]
Tax credit carryforward, limitations on use	indefinitely
UNITED STATES
Income Taxes [Line Items]
Statutory income tax rate	21.00%
Net operating loss carryforward	$ 45,000
CANADA
Income Taxes [Line Items]
Statutory income tax rate	25.00%
Net operating loss carryforward	$ 10,000
Tax credit carryforward, limitations on use	20 years
New Zealand
Income Taxes [Line Items]
Net operating loss carryforward	$ 36,000
Valuation allowance	$ 25,000
2degrees
Income Taxes [Line Items]
Statutory income tax rate	28.00%
Nueva Tel
Income Taxes [Line Items]
Statutory income tax rate	25.00%